Recapitalization - Shares Issued Immediately Following the Consummation of the Business Combination (Details) - shares	Aug. 16, 2021	Aug. 12, 2021	Dec. 31, 2021	Aug. 15, 2021	Dec. 31, 2020
Schedule Of Reverse Recapitalization [Line Items]
Class A common stock, outstanding (in shares)	154,404,302		155,137,237		101,286,645
Legacy AEye shares (in shares)	122,509,667
CF III
Schedule Of Reverse Recapitalization [Line Items]
Class A common stock, outstanding (in shares)				23,000,000
Less: redemption of CF III Class A common stock (in shares)		19,355,365
AEye Technologies
Schedule Of Reverse Recapitalization [Line Items]
Business Combination and PIPE shares (in shares)	31,894,635
Legacy AEye shares (in shares)	122,509,667
AEye Technologies | Common Shareholders
Schedule Of Reverse Recapitalization [Line Items]
Business Combination and PIPE shares (in shares)	3,644,635
AEye Technologies | Founder shares
Schedule Of Reverse Recapitalization [Line Items]
Business Combination and PIPE shares (in shares)	5,750,000
AEye Technologies | Private Placement
Schedule Of Reverse Recapitalization [Line Items]
Business Combination and PIPE shares (in shares)	500,000
AEye Technologies | Shares issued in PIPE
Schedule Of Reverse Recapitalization [Line Items]
Business Combination and PIPE shares (in shares)	22,000,000